Income Tax - Summary of the Reconciliation of Statutory Tax Rates to Effective Tax Rate (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
(Loss)/profit before income tax	¥ (17,513)	¥ (16,488)	¥ 4,299
Tax calculated at the tax rate of 25% (2020: 25%, 2019:25%)	(4,378)	(4,122)	1,075
Lower tax rates enacted by local authority	60	56	(139)
Share of results of associates and joint ventures	35	24	(71)
Income not subject to tax	(84)	(12)	(36)
Expenses not deductible for tax	159	169	128
Utilisation of previously unrecognised tax losses	0	(16)	(11)
Unrecognised tax losses for the year	69	21	17
Utilisation of previously unrecognised deductible temporary differences	0	(10)	(8)
Unrecognised deductible temporary differences	0	3	3
Adjustments in respect of current tax of previous periods	(1)	(4)	(34)
Additional deduction of research and development costs	(58)	(31)	(27)
Income tax deduction of purchase of special equipment for production safety	(31)	(5)	(78)
Income tax expense	¥ (4,229)	¥ (3,927)	¥ 819
Effective tax rate	24.15%	23.82%	19.05%